Convertible Promissory Notes – Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Convertible Promissory Notes Related Parties [Abstract]
Schedule of convertible promissory notes
December 31, 2020

Convertible promissory notes	$591,693